FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 2,780	$ 2,875
Financial assets (current and non-current)
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Hedging instrument, assets	582	507
Financial Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Hedging instrument, liabilities	267	393
Cash flow hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	312	141
Pre-tax net unrealized gain (loss)	(8)	(466)	$ 547
Net investment hedges | Financial assets at fair value through other comprehensive income, category
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	3
Derivative financial liabilities		27
Settlements, fair value measurement, assets		(4)
Settlements, fair value measurement, liabilities	$ 11		178
Pre-tax net unrealized gain (loss)		$ (34)	$ 229